Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2024	2023	2022
Current income tax expense:
Germany	€3,362	€15,883	€26,239
Other countries	4	9	65
Current income tax expense	€3,366	€15,892	€26,304
Deferred income tax benefit:
Germany	(9,617)	(3,501)	(19,763)
Other countries	(3)	—	29
Deferred income tax benefit	€(9,620)	€(3,501)	€(19,734)
Income tax expense/(benefit)	€(6,254)	€12,391	€6,570
Reconciliation of German statutory income tax rate to effective income tax rate
The following table summarizes our loss before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2024	2023	2022
Germany	€(28,191)	€(151,890)	€(119,273)
Other countries	(56)	26	(974)
Loss before income taxes	€(28,247)	€(151,864)	€(120,247)
A reconciliation of amounts computed by applying the German statutory income tax rate of 31.2% to loss before income taxes to total income tax expense is as follows:

	Year ended December 31,
(€ thousands)	2024	2023	2022
Loss before income taxes	€(28,247)	€(151,864)	€(120,247)
Income tax benefit at German tax rate	(8,820)	(47,419)	(37,547)
Foreign rate differential	(10)	(1)	175
Expected tax benefit	€(8,830)	€(47,420)	€(37,372)

Tax effect from:
Non-deductible share-based compensation(1)	€2,639	€2,968	€4,791
Deductible share-based compensation liability awards(1)	(428)	(401)	—
Goodwill impairment(2)	—	56,807	32,674
Non-deductible expenses	335	165	234
Tax-free income from tax credits(3)	(438)	—	—
Tax-free income from investments(4)	(502)	—	—
Forfeiture of net operating losses(4)	(567)	—	—
Movement in valuation allowance	550	13	(57)
Prior period taxes	64	(5)	192
Foreign withholding taxes	503	848	—
Movement in uncertain tax positions	132	(686)	6,311
Other differences	288	102	(203)
Income tax expense/(benefit)	€(6,254)	€12,391	€6,570
Effective tax rate	22.1%	(8.2)%	(5.5)%
(1) Share-based compensation is further discussed in Note 9: Share-based awards and other equity instruments.
(2) Goodwill impairment is further discussed in Note 8: Goodwill and intangible assets, net.
(3) Tax credits received from the German tax authority are further discussed in Note 2: Significant accounting policies - Government Grants.
(4) Tax-free income from investments and the forfeiture of net operating losses, both resulting from liquidations of foreign subsidiaries and mergers of domestic subsidiaries, were €1.6 million and €1.8 million, respectively, for the year ended December 31, 2024.
Uncertain tax positions
Uncertain tax positions as of December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
(€ thousands)	2024	2023
Balance, beginning of year	€8,552	€9,238
Decreases to tax positions related to prior years	—	(720)
Interest and penalties	132	34
Balance, end of year	€8,684	€8,552
The uncertain tax position for unrecognized tax benefits related to the deductibility of expenses is presented within accrued expenses and other current liabilities in the consolidated balance sheet as of December 31, 2024, compared to the presentation in other long-term liabilities as of December 31, 2023. The uncertain tax position is subject to the ongoing 2019-2022 audit further described below, which will result in its settlement or elimination.
Tax audits
trivago N.V. is a Dutch listed entity, however has its tax residency in Germany. The Company is subject to audit by federal, state, local and foreign income tax authorities. As of December 31, 2024, there is an ongoing audit of tax returns for trivago N.V. from 2019 through 2022 for corporate income tax, trade tax, and value-added tax. According to the statute of limitations, the German tax authorities may initiate additional audits for the tax years of 2023 and 2024.
Deferred income taxes
As of December 31, 2024 and 2023, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2024	2023
Deferred tax assets:
Net operating loss carryforwards	€789	€1,339
Intangible assets, net	18	—
Operating lease liability	14,776	14,705
Other long-term liabilities	40	33
Deferred tax assets (gross)	€15,623	€16,077
Less valuation allowance	(789)	(1,339)
Subtotal	€14,834	€14,738
Offsetting	(14,834)	(14,738)
Deferred tax assets	€—	€—

Deferred tax liabilities:
Prepaid expense and other current assets	€328	€437
Intangible assets, net	13,913	23,332
Property and equipment	1,946	2,108
Operating lease right-of-use assets	15,241	15,185
Accrued expenses and other current liabilities	148	160
Other long-term liabilities	—	18
Other	56	47
Subtotal	€31,632	€41,287
Offsetting	(14,834)	(14,738)
Deferred tax liabilities	€16,798	€26,549
The reduction in deferred tax assets related to net operating loss carryforwards as of December 31, 2024, compared to the same period in 2023, was mainly driven by the liquidation of foreign subsidiaries and mergers of domestic subsidiaries during the year. As the net operating loss carryforwards are not realizable, a valuation allowance of an equal amount was recorded as of December 31, 2024.
The reduction in deferred tax liabilities related to net intangible assets was mainly driven by the trademark impairment charges recorded during the year ended December 31, 2024, resulting in a deferred tax benefit of approximately €9.4 million (as further discussed in Note 8: Goodwill and intangible assets, net).